Risk management and financial instruments (Tables)	9 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements

The Company’s interest rate swap agreements as at September 30, 2013, were as follows:

Outstanding principal		Receive rate	Pay rate	Length of contract
(In US$ millions)
$254.6	*	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
$254.6	*	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
$100.0		3 month LIBOR	1.36%	Oct 2012 – Oct 2019
$221.6	*	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
$200.0		3 month LIBOR	1.36%	Oct 2012 – Oct 2019
$95.5	*	3 month LIBOR	1.11%	May 2013 – Jun 2020

*The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments at September 30, 2013 and December 31, 2012 were as follows:

	September 30, 2013		December 31, 2012
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	$71.8	$71.8	$19.5	$19.5
Revolving credit facility	75.9	75.9	—	—
Current portion of long term debt to related party	545.1	545.1	235.6	235.6
Long-term portion of interest bearing debt to related party	671.8	671.8	1,057.1	1,057.1

Financial instruments measured at fair value on a recurring basis
Other financial instruments that are measured at fair value on a recurring basis are as follows:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	September 30, 2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Derivative instruments – Interest rate swap contracts	$30.7	—	$30.7	—

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative instruments – Interest rate swap contracts	$5.9	—	$5.9	—